Note 16 - Grant Funding (Details Textual) - Grant Agreement [Member] - TEDCO [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018
Grant Funding Available	$ 750,000
Grant Funding, Term of Grant	3 years
Proceeds from Grant Funding		$ 750,000
Research and Development Expense Reduction from Qualified Grant Funding		105,000
Deferred Revenue from Grants, Current		$ 645,000